Income taxes (Detail 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	SFr 4,139	SFr 805	SFr (898)
Swiss
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	485
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	3,654
Swiss
Major Components Of Tax Expense Income [Line Items]
Current	448	459	239
Deferred	37	635	330
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current	427	353	476
Deferred	3,227	(642)	(1,943)
UBS AG
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	4,077	781	(908)
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	423
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Total income tax expense / (benefit) recognized in the income statement	3,654
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Current	402	429	230
Deferred	21	635	329
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current	427	350	476
Deferred	SFr 3,227	SFr (633)	SFr (1,943)